Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Debt securities, available-for-sale
As of September 30, 2020 and December 31, 2019, the fair value of the Company’s investments by type of security was as follows:

	September 30, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Assets:
U.S government securities	$129,831	$83	$—	$129,914

	129,831	83	—	129,914

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Assets:
U.S government securities	$39,355	$598	$—	$39,953

	39,355	598	—	39,953

As of December 31, 2018 and 2019, the fair value of the Company’s investments by type of security was as follows:

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Assets:
U.S government securities	$206,465	$1,761	$—	$208,226

	206,465	1,761	—	208,226

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Assets:
U.S government securities	$39,355	$598	$—	$39,953

	39,355	598	—	39,953